UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred Income Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Preferred Income Opportunities Fund (JPC)
October 31, 2014(Unaudited)

Shares	Description (1)			Value
	LONG-TERM INVESTMENTS - 137.4% (98.6% of Total Investments)
	COMMON STOCKS - 5.4% (3.9% of Total Investments)
	Capital Markets - 1.9%
220,435	Ares Capital Corporation			$ 3,524,756
132,098	Arlington Asset Investment Corporation			3,616,843
238,875	Hercules Technology Growth Capital, Inc.			3,764,670
120,953	Medley Capital Corporation			1,405,474
246,235	PennantPark Floating Rate Capital Inc.			3,457,139
99,260	TCP Capital Corporation			1,676,501
144,374	TriplePoint Venture Growth Business Development Company Corporation			2,086,204
	Total Capital Markets			19,531,587
	Computers & Peripherals - 0.2%
16,500	Apple, Inc.			1,782,000
	Diversified Financial Services - 0.2%
103,100	TPG Specialty Lending, Inc.			1,728,987
	Energy Equipment & Services - 0.1%
367,125	Key Energy Services Inc., (3)			1,116,060
	Food & Staples Retailing - 0.1%
9,800	CVS Caremark Corporation			840,938
	Hotels, Restaurants & Leisure - 0.2%
69,875	Hilton Worldwide Holdings Inc., (3)			1,763,645
	Independent Power & Renewable Electricity Producers - 0.1%
28,091	NRG Energy Inc.			842,168
	Machinery - 0.2%
36,100	Woodward Governor Company			1,848,681
	Oil, Gas & Consumable Fuels - 1.0%
46,000	Kinder Morgan, Inc.			1,780,200
147,550	LinnCo LLC			3,536,774
274,602	Whiting USA Trust II			3,276,002
33,100	Williams Companies, Inc.			1,837,381
	Total Oil, Gas & Consumable Fuels			10,430,357
	Real Estate Investment Trust - 0.8%
208,800	Hannon Armstrong Sustainable Infrastructure Capital Inc.			2,919,024
279,062	New Residential Investment			3,454,794
126,000	Northstar Realty Finance Corporation			2,341,080
	Total Real Estate Investment Trust			8,714,898
	Real Estate Management & Development - 0.1%
95,049	Forestar Real Estate Group Inc., (3)			1,658,605
	Semiconductors & Semiconductor Equipment - 0.3%
263,400	Lattice Semiconductor Corporation, (3)			1,767,414
72,625	Microsemi Corporation, (3)			1,893,334
	Total Semiconductors & Semiconductor Equipment			3,660,748
	Software - 0.2%
18,200	Microsoft Corporation			854,490
21,900	Oracle Corporation			855,195
	Total Software			1,709,685
	Total Common Stocks (cost $56,531,138)			55,628,359

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 68.3% (49.0% of Total Investments)
	Banks - 17.1%
123,700	AgriBank FCB, (7)	6.875%	BBB+	$ 12,694,713
4,800	Boston Private Financial Holdings Inc.	6.950%	N/R	120,000
159,401	Citigroup Inc.	8.125%	BB+	4,552,493
543,767	Citigroup Inc.	7.125%	BB+	14,714,335
351,700	Citigroup Inc.	6.875%	BB+	9,411,492
200,575	City National Corporation	6.750%	Baa3	5,590,025
38,725	Cobank Agricultural Credit Bank, (7)	6.125%	BBB+	3,585,695
157,375	Cobank Agricultural Credit Bank, 144A, (7)	6.250%	BBB+	16,371,926
288,251	Countrywide Capital Trust III	7.000%	Ba1	7,373,461
3,626	Countrywide Capital Trust IV	6.750%	Ba1	92,753
68,000	Cowen Group, Inc.	8.250%	N/R	1,734,000
152,203	Fifth Third Bancorp.	6.625%	BB+	4,129,267
117,760	First Niagara Finance Group	8.625%	BB	3,285,504
177,741	First Republic Bank of San Francisco	6.200%	BBB-	4,491,515
123,900	FNB Corporation	7.250%	Ba3	3,375,036
251,941	HSBC Holdings PLC	8.000%	BBB+	6,752,019
65,000	ING Groep N.V	7.375%	Ba1	1,657,500
204,023	ING Groep N.V	7.200%	Ba1	5,222,989
683,499	ING Groep N.V	7.050%	Ba1	17,408,720
50,000	ING Groep N.V	6.125%	Ba1	1,255,500
1,679	Popular Capital Trust I	6.700%	B-	38,379
96,531	PNC Financial Services (6)	6.125%	BBB-	2,629,504
226,200	Private Bancorp Incorporated	7.125%	N/R	5,869,890
79,430	Regions Financial Corporation	6.375%	BB-	1,995,282
386,625	Regions Financial Corporation	6.375%	B1	9,897,600
133,300	TCF Financial Corporation	7.500%	BB-	3,567,108
140,600	Texas Capital Bancshares Inc.	6.500%	BB-	3,496,722
3,366	Texas Capital Bancshares	6.500%	BB+	82,467
149,800	U.S. Bancorp.	6.500%	Baa1	4,390,638
218,750	Webster Financial Corporation	6.400%	Ba1	5,411,875
203,100	Wells Fargo & Company	6.625%	BBB	5,701,017
219,755	Zions Bancorporation	7.900%	BB-	6,109,189
95,300	Zions Bancorporation	6.300%	BB-	2,487,330
	Total Banks			175,495,944
	Capital Markets - 8.6%
2,894	Affiliated Managers Group Inc.	6.375%	BBB	75,418
24,447	Allied Capital Corporation	6.875%	BBB	616,309
130,200	Apollo Investment Corporation	6.875%	BBB	3,258,906
112,775	Apollo Investment Corporation	6.625%	BBB	2,861,102
2,307	Arlington Asset Investment Corporation	6.625%	N/R	56,222
188,895	Capitala Finance Corporation	7.125%	N/R	4,816,823
154,266	Deutsche Bank Capital Funding Trust II	6.550%	BBB-	3,997,032
150,400	Fifth Street Finance Corporation	6.125%	BBB-	3,666,752
62,800	Gladstone Capital Corporation	6.750%	N/R	1,598,260
56,360	Gladstone Investment Corporation	7.125%	N/R	1,474,378
21,700	Goldman Sachs Group Inc.	6.375%	BB+	551,180
179,600	Goldman Sachs Group, Inc.	5.500%	BB	4,297,828
121,700	Hercules Technology Growth Capital Incorporated	7.000%	N/R	3,130,124
107,700	Hercules Technology Growth Capital Incorporated	7.000%	N/R	2,721,579
150,658	Hercules Technology Growth Capital Incorporated	6.250%	N/R	3,736,318
23,455	JMP Group Inc.	7.250%	N/R	588,955
173,012	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	4,301,078
24,673	Medley Capital Corporation	7.125%	N/R	629,408
29,225	Medley Capital Corporation	6.125%	N/R	718,935
827,700	Morgan Stanley	7.125%	BB	22,563,102
126,700	Morgan Stanley	6.875%	BB	3,360,084
134,674	MVC Capital Incorporated	7.250%	N/R	3,393,785
4,000	Saratoga Investment Corporation	7.500%	N/R	101,920
266,640	Solar Capital Limited	6.750%	BBB-	6,426,024
130,000	State Street Corporation	5.900%	BBB	3,393,000
1,580	Stellus Capital Investment Corporation	6.500%	N/R	39,737
58,853	Triangle Capital Corporation	7.000%	N/R	1,501,340
159,478	Triangle Capital Corporation	6.375%	N/R	4,031,604
	Total Capital Markets			87,907,203
	Consumer Finance - 0.9%
48,000	Capital One Financial Corporation	6.700%	Ba1	1,206,720
272,000	Discover Financial Services	6.500%	BB-	6,982,240
21,228	SLM Corporation, Series A	6.970%	B3	1,043,568
	Total Consumer Finance			9,232,528
	Diversified Financial Services - 3.0%
198,368	Ares Capital Corporation	7.000%	BBB	5,044,498
4,800	Ares Capital Corporation	5.875%	BBB	122,784
16,600	Intl FCStone Inc.	8.500%	N/R	422,470
72,891	KCAP Financial Inc.	7.375%	N/R	1,873,299
43,369	KKR Financial Holdings LLC	7.500%	A-	1,190,479
348,218	KKR Financial Holdings LLC	7.375%	BBB	9,053,668
215,917	Main Street Capital Corporation	6.125%	N/R	5,467,018
57,070	Oxford Lane Capital Corporation	8.125%	N/R	1,444,442
117,371	Oxford Lane Capital Corporation	7.500%	N/R	2,872,068
125,300	PennantPark Investment Corporation	6.250%	BBB-	3,151,295
	Total Diversified Financial Services			30,642,021
	Diversified Telecommunication Services - 0.8%
160,880	Qwest Corporation	7.000%	BBB-	4,126,572
104,400	Qwest Corporation	6.875%	BBB-	2,669,508
57,500	Verizon Communications Inc.	5.900%	A-	1,489,250
	Total Diversified Telecommunication Services			8,285,330
	Electric Utilities - 0.3%
135,400	Entergy Arkansas Inc.	6.450%	BB+	3,412,080
	Food Products - 2.5%
249,300	CHS Inc.	7.875%	N/R	7,097,571
360,600	CHS Inc.	7.100%	N/R	9,685,716
343,800	CHS Inc.	6.750%	N/R	8,656,884
	Total Food Products.			25,440,171
	Insurance - 10.5%
54,045	Aegon N.V.	8.000%	Baa1	1,538,661
103,752	Aegon N.V.	6.375%	Baa1	2,648,789
528,054	Arch Capital Group Limited	6.750%	BBB	14,120,164
273,900	Argo Group US Inc.	6.500%	BBB-	6,757,113
54,020	Aspen Insurance Holdings Limited	7.250%	BBB-	1,429,909
393,800	Aspen Insurance Holdings Limited	5.950%	BBB-	10,187,606
425,908	Axis Capital Holdings Limited	6.875%	BBB	11,350,448
38,000	Delphi Financial Group, Inc. (7)	7.376%	BBB-	944,064
223,900	Endurance Specialty Holdings Limited	7.500%	BBB-	5,971,413
42,470	Hanover Insurance Group	6.350%	Ba1	1,043,063
138,124	Hartford Financial Services Group Inc.	7.875%	BB+	4,182,395
432,200	Kemper Corporation	7.375%	Ba1	11,280,420
298,139	Maiden Holdings Limited	8.250%	BB	7,635,340
257,133	Maiden Holdings NA Limited	8.000%	BBB-	6,798,597
291,133	Maiden Holdings NA Limited	7.750%	BBB-	7,551,990
74,000	Montpelier Re Holdings Limited	8.875%	BBB-	2,042,400
78,425	National General Holding Company	7.500%	N/R	1,933,961
8,205	Prudential PLC	6.750%	A-	212,099
353,265	Reinsurance Group of America Inc.	6.200%	BBB	9,866,691
8,800	Selective Insurance Group	5.875%	BBB+	217,624
	Total Insurance			107,712,747
	Marine - 1.3%
101,235	Costamare Inc.	8.500%	N/R	2,581,493
63,671	Costamare Inc.	7.625%	N/R	1,584,771
9,740	International Shipholding Corporation	9.000%	N/R	993,480
10,896	Navios Maritime Holdings Inc.	8.750%	N/R	266,952
120,475	Navios Maritime Holdings Inc.	8.625%	N/R	2,845,620
134,955	Seaspan Corporation	8.250%	N/R	3,508,830
60,495	Seaspan Corporation	6.375%	N/R	1,542,623
	Total Marine			13,323,769
	Metals & Mining - 0.2%
82,175	ArcelorMittal, Convertible Preferred	6.000%	BB-	1,684,588
	Multi-Utilities - 0.1%
26,579	DTE Energy Company	6.500%	Baa1	713,646
	Oil, Gas & Consumable Fuels - 2.5%
27,223	Atlas Pipeline Partners LP	8.250%	CCC+	708,887
31,458	BreitBurn Energy Partners LP	0.000%	N/R	776,069
39,310	Callon Petroleum Company	10.000%	N/R	2,020,534
35,644	Legacy Reserves LP	8.000%	N/R	825,159
172,347	Legacy Reserves LP	8.000%	N/R	3,972,598
8,163	Magnum Hunter Resources Corporation	8.000%	N/R	371,417
46,686	Miller Energy Resources Inc.	10.500%	N/R	1,035,962
304,300	Nustar Logistics Limited Partnership	7.625%	Ba2	8,106,552
50,775	Scorpio Tankers Inc.	7.500%	N/R	1,257,686
48,925	Scorpio Tankers Inc.	6.750%	N/R	1,135,060
67,800	Tsakos Energy Navigation Limited	8.875%	N/R	1,724,832
60,900	Vanguard Natural Resources LLC	7.875%	N/R	1,509,102
92,073	Vanguard Natural Resources LLC	7.625%	N/R	2,166,478
13,048	Vanguard Natural Resources LLC	7.750%	N/R	309,760
	Total Oil, Gas & Consumable Fuels			25,920,096
	Real Estate Investment Trust - 16.7%
199,300	AG Mortgage Investment Trust	8.000%	N/R	4,852,955
311,467	American Realty Capital Properties Inc.	6.700%	N/R	6,858,503
249,100	Annaly Capital Management	7.625%	N/R	6,140,315
84,575	Apartment Investment & Management Company	6.875%	BB-	2,161,737
149,500	Apollo Commercial Real Estate Finance	8.625%	N/R	3,878,030
249,100	Apollo Residential Mortgage Inc.	8.000%	N/R	6,112,914
15,400	Arbor Realty Trust Incorporated	8.250%	N/R	382,690
134,725	Arbor Realty Trust Incorporated	7.375%	N/R	3,280,554
70,546	Ashford Hospitality Trust Inc.	9.000%	N/R	1,890,633
87,594	Ashford Hospitality Trust Inc.	8.450%	N/R	2,230,143
60,267	Campus Crest Communities	8.000%	N/R	1,541,630
139,015	Capstead Mortgage Corporation	7.500%	N/R	3,382,235
89,488	CBL & Associates Properties Inc.	7.375%	BB	2,265,836
186,579	Cedar Shopping Centers Inc., Series A	7.250%	N/R	4,875,309
208,314	Chesapeake Lodging Trust	7.750%	N/R	5,436,995
23,967	Colony Financial Inc.	0.000%	N/R	633,208
101,850	Colony Financial Inc.	0.000%	N/R	2,548,287
50,000	Coresite Realty Corporation	7.250%	N/R	1,287,500
99,234	CYS Investments Inc.	7.750%	N/R	2,404,440
58,610	CYS Investments Inc.	7.500%	N/R	1,374,405
270,925	DDR Corporation	6.500%	Baa3	6,957,354
178,594	Digital Realty Trust Inc.	7.375%	Baa3	4,770,246
45,165	Duke Realty Corporation, Series L	6.600%	Baa3	1,143,126
214,845	Dupont Fabros Technology	7.875%	Ba2	5,500,032
83,530	Dynex Capital inc.	8.500%	N/R	2,100,780
5,142	Equity Commonwealth	7.250%	Ba1	130,401
246,100	First Potomac Realty Trust	7.750%	N/R	6,401,061
182,423	Hatteras Financial Corporation	7.625%	N/R	4,257,753
9,574	Health Care REIT, Inc.	6.500%	Baa3	249,020
88,550	Hersha Hospitality Trust	6.875%	N/R	2,281,934
70,782	Hospitality Properties Trust	7.125%	Baa3	1,866,521
20,700	Kite Realty Group Trust	8.250%	N/R	539,649
178,580	Inland Real Estate Corporation	8.125%	N/R	4,646,652
22,200	Inland Real Estate Corporation	6.950%	N/R	566,544
161,612	Invesco Mortgage Capital Inc.	7.750%	N/R	3,847,982
84,072	Invesco Mortgage Capital Inc.	7.750%	N/R	2,004,276
185,518	MFA Financial Inc.	8.000%	N/R	4,910,661
11,619	MFA Financial Inc.	7.500%	N/R	286,060
75,270	New York Mortgage Trust Inc.	7.750%	N/R	1,840,352
178,500	Northstar Realty Finance Corporation	8.875%	N/R	4,596,375
319,311	Northstar Realty Finance Corporation	8.250%	N/R	8,005,127
200,000	Penn Real Estate Investment Trust	8.250%	N/R	5,298,000
72,400	Penn Real Estate Investment Trust	7.375%	N/R	1,871,540
19,350	PS Business Parks, Inc.	6.875%	Baa2	499,230
59,960	PS Business Parks, Inc.	6.450%	Baa2	1,557,161
136,853	Rait Financial Trust	7.750%	N/R	3,318,685
123,830	Rait Financial Trust	7.625%	N/R	2,923,626
81,003	Rait Financial Trust	7.125%	N/R	1,972,423
149,039	Regency Centers Corporation	6.625%	Baa3	3,837,754
126,000	Resource Capital Corporation	8.625%	N/R	2,987,460
4,809	Sabra Health Care Real Estate Investement Trust	7.125%	B2	124,313
286,500	Senior Housing Properties Trust	5.625%	BBB-	6,741,345
157,149	Strategic Hotel Capital Inc., Series B	8.250%	N/R	4,007,300
1,175	Sun Communities Inc.	7.125%	N/R	30,256
149,300	Urstadt Biddle Properties	7.125%	N/R	3,814,615
69,475	Winthrop Realty Trust Inc.	7.750%	N/R	1,789,675
	Total Real Estate Investment Trust			171,213,608
	Real Estate Management & Development - 0.2%
101,577	Kennedy-Wilson Inc.	7.750%	BB-	2,602,403
	Thrifts & Mortgage Finance - 0.8%
39,002	Everbank Financial Corporation	6.750%	N/R	975,049
160,700	Federal Agricultural Mortgage Corporation	6.875%	N/R	4,228,016
143,400	Federal Agricultural Mortgage Corporation	6.000%	N/R	3,584,999
	Total Thrifts & Mortgage Finance			8,788,064
	U.S. Agency - 2.7%
260,300	Farm Credit Bank of Texas, 144A, (7)	6.750%	Baa1	27,730,095
	Wireless Telecommunication Services - 0.1%
44,692	Telephone and Data Systems Inc.	7.000%	Baa3	1,139,646
	Total $25 Par (or similar) Retail Preferred (cost $675,714,955)			701,243,939

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS - 10.1% (7.2% of Total Investments)
	Banks - 3.9%
$ 10,825	Bank of America Corporation	6.500%	10/23/64	BB	$ 11,122,688
12,220	Bank of America Corporation	6.250%	3/05/65	BB	12,204,725
4,950	Citigroup Inc.	5.800%	5/15/65	BB+	4,959,900
3,540	Credit Agricole SA, 144A	6.625%	12/23/64	BB+	3,453,624
4,085	HSBC Holdings PLC	6.375%	9/17/64	BBB	4,166,700
125	JPMorgan Chase & Company	6.100%	9/23/64	BBB-	125,313
4,000	Nordea Bank AB, 144A	6.125%	9/23/64	BBB	4,008,400
39,745	Total Banks				40,041,350
	Capital Markets - 0.0%
375	Prospect Capital Corporation	5.875%	3/15/23	BBB	393,777
	Commercial Services & Supplies - 0.1%
800	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB-	828,000
	Diversified Financial Services - 1.1%
2,040	Banco BTG Pactual SA/Luxembourg, 144A	8.750%	9/15/24	Ba3	2,112,420
4,100	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	4,079,500
1,525	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	1,475,438
3,255	Main Street Capital Corp.	4.500%	12/01/19	N/R	3,239,702
10,920	Total Diversified Financial Services				10,907,060
	Energy Equipment & Services - 0.6%
5,355	McDermott International Inc., 144A	8.000%	5/01/21	BB	4,712,400
1,300	NGPL PipeCo LLC, 144A	9.625%	6/01/19	B-	1,384,500
6,655	Total Energy Equipment & Services				6,096,900
	Food Products - 0.1%
1,010	Land O’Lakes Capital Trust I	7.450%	3/15/28	BB	1,055,450
	Marine - 0.7%
975	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	992,063
6,120	Teekay Offshore Partners LP	6.000%	7/30/19	N/R	5,913,449
7,095	Total Marine				6,905,512
	Media - 0.2%
1,550	CCOH Safari LLC, WI/DD	5.750%	12/01/24	B+	1,558,719
	Oil, Gas & Consumable Fuels - 1.9%
6,078	Breitburn Energy Partners LP	7.875%	4/15/22	B-	5,831,081
5,763	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	5,690,963
2,120	Legacy Reserves LP Finance Corporation, 144A	6.625%	12/01/21	B	2,056,399
6,150	Seadrill Limited, 144A	6.625%	9/15/20	N/R	5,665,687
20,111	Total Oil, Gas & Consumable Fuels				19,244,130
	Real Estate Investment Trust - 0.3%
3,301	Iron Mountain Inc.	5.750%	8/15/24	B1	3,367,020
	Real Estate Management & Development - 0.3%
3,225	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	BB-	3,297,563
	Wireless Telecommunication Services - 0.9%
6,275	Frontier Communications Corporation	7.625%	4/15/24	BB	6,745,624
2,875	Frontier Communications Corporation	6.875%	1/15/25	BB	2,910,937
9,150	Total Wireless Telecommunication Services				9,656,561
$ 103,937	Total Corporate Bonds (cost $103,668,047)				103,352,042

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (5)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 52.6% (37.7% of Total Investments)
	Banks - 21.3%
18,361	Abbey National Capital Trust I	8.963%	N/A (8)	BBB-	$ 23,525,031
1,850	Bank of America Corporation	8.125%	N/A (8)	BB	2,007,250
6,575	Bank of America Corporation	8.000%	N/A (8)	BB	7,076,344
3,575	Barclays Bank PLC, 144A	10.180%	6/12/21	A-	4,800,052
4,430	Barclays PLC	8.250%	N/A (8)	BB+	4,573,975
1,000	Citigroup Inc.	8.400%	N/A (8)	BB+	1,109,438
3,960	Commerzbank AG, 144A	8.125%	9/19/23	BB	4,577,364
2,680	Credit Agricole SA	7.875%	N/A (8)	BB+	2,766,296
4,500	First Empire Capital Trust I	8.234%	2/01/27	Baa2	4,552,556
32,205	General Electric Capital Corporation (6)	7.125%	N/A (8)	A+	37,518,819
4,325	General Electric Capital Corporation	6.250%	N/A (8)	A+	4,730,642
1,000	HSBC Bank PLC	0.688%	N/A (8)	A3	677,500
500	HSBC Bank PLC	0.600%	N/A (8)	A3	335,000
4,654	HSBC Capital Funding LP	10.176%	N/A (8)	BBB+	6,946,095
15,152	JPMorgan Chase & Company	7.900%	N/A (8)	BBB-	16,420,980
17,785	JPMorgan Chase & Company	6.750%	N/A (8)	BBB-	18,738,276
2,150	M&T Bank Corporation	6.450%	N/A (8)	BBB-	2,291,386
12,030	Lloyd’s Banking Group PLC	7.500%	N/A (8)	BB	12,511,200
9,505	PNC Financial Services Inc.	6.750%	N/A (8)	BBB-	10,374,708
4,883	Royal Bank of Scotland Group PLC	7.648%	N/A (8)	BB-	5,743,629
12,656	Societe Generale, 144A	7.875%	N/A (8)	BB+	12,656,000
570	Standard Chartered PLC, 144A	7.014%	N/A (8)	Baa2	636,975
19,331	Wells Fargo & Company	7.980%	N/A (8)	BBB	21,306,377
4,845	Wells Fargo & Company	5.900%	N/A (8)	BBB	4,981,145
6,765	Zions Bancorporation	7.200%	N/A (8)	BB-	7,141,567
	Total Banks				217,998,605
	Capital Markets - 1.9%
14,820	Credit Suisse Group AG	7.500%	N/A (8)	BB+	15,750,696
3,520	Goldman Sachs Group Inc.	5.700%	N/A (8)	BB+	3,599,200
175	Morgan Stanley	5.450%	N/A (8)	BB	175,820
	Total Capital Markets				19,525,716
	Consumer Finance - 0.7%
7	Ally Financial Inc., 144A	7.000%	N/A (8)	B-	6,960,425
	Diversified Financial Services - 5.2%
16	Agstar Financial Services Inc., 144A	6.750%	N/A (8)	BB-	16,820,250
6,085	BNP Paribas, 144A (2)	7.195%	N/A (8)	BBB	7,016,796
2,575	ING US Inc.	5.650%	5/15/53	Ba1	2,575,000
20,713	Rabobank Nederland, 144A	11.000%	N/A (8)	Baa1	27,030,463
	Total Diversified Financial Services				53,442,509
	Insurance - 21.7%
1,183	AG2R La Mondiale Vie	7.625%	N/A (8)	BBB-	1,283,558
4,800	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	6,324,000
2,650	Aquarius & Investments PLC fbo SwissRe	8.250%	N/A (8)	N/R	2,921,626
7,620	Aviva PLC, Reg S	8.250%	N/A (8)	BBB	8,545,327
1,675	AXA SA	8.600%	12/15/30	A3	2,254,969
23,799	Catlin Insurance Company Limited	7.249%	N/A (8)	BBB+	24,393,973
2,460	Cloverie PLC Zurich Insurance	8.250%	N/A (8)	A	2,816,700
2,300	CNP Assurances	7.500%	N/A (8)	BBB+	2,530,000
30,440	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	26,787,198
1,755	Friends Life Holdings PLC	7.875%	N/A (8)	BBB+	1,934,888
10,055	Glen Meadows Pass Through Trust	6.505%	2/12/67	BB+	9,891,606
1,030	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A-	1,066,050
11,625	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	13,601,250
715	Lincoln National Corporation (2)	7.000%	5/17/66	BBB	732,875
1,750	Lincoln National Corporation	6.050%	4/20/67	BBB	1,780,626
9,335	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	11,925,464
10,745	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	15,365,350
13,770	National Financial Services Inc.	6.750%	5/15/37	Baa2	14,320,800
1,150	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,351,581
6,855	Provident Financing Trust I	7.405%	3/15/38	Baa3	8,007,621
3,415	Prudential Financial Inc.	5.875%	9/15/42	BBB+	3,619,901
13,535	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	14,685,476
18,168	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB-	18,894,720
5,644	Swiss Re Capital I, 144A	6.854%	N/A (8)	A	5,926,201
9,145	White Mountains Insurance Group	7.506%	N/A (8)	BB+	9,601,986
8,250	XL Capital Ltd	6.500%	N/A (8)	BBB	7,915,876
4,000	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	4,260,001
	Total Insurance				222,739,623
	Machinery - 0.1%
1,020	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,099,050
	Real Estate Investment Trust - 1.5%
12	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (8)	Ba1	15,622,301
	U.S. Agency - 0.2%
2	Farm Credit Bank of Texas	10.000%	12/31/49	Baa1	2,197,781
	Total $1,000 Par (or similar) Institutional Preferred (cost $496,754,067)				539,586,010

Shares	Description (1), (4)				Value
	INVESTMENT COMPANIES - 1.0% (0.8% of Total Investments)
92,380	AllianceBernstein Global High Income Fund				$ 1,250,825
198,079	Ares Dynamic Credit Allocation Fund				3,339,612
172,478	Cushing Royalty and Income Fund				2,754,474
649,790	MFS Intermediate Income Trust				3,281,439
	Total Investment Companies (cost $11,685,602)				10,626,350
	Total Long-Term Investments (cost $1,344,353,809)				1,410,436,700

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 1.9% (1.4% of Total Investments)
$ 19,423	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $19,423,224, collateralized by $19,865,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $19,813,485	0.000%	11/03/14		$ 19,423,224
	Total Short-Term Investments (cost $19,423,224)				19,423,224
	Total Investments (cost $1,363,777,033) - 139.3%				1,429,859,924
	Borrowings - (39.2)% (9), (10)				(402,500,000)
	Other Assets Less Liabilities - (0.1)% (11)				(646,695)
	Net Assets Applicable to Common Shares - 100%				$ 1,026,713,229

Investments in Derivatives as of October 31, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (12)	Date	(Depreciation) (11)
JPMorgan	$ 114,296,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$ 772,771
JPMorgan	114,296,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	1,423,386
Morgan Stanley	69,725,000	Receive	1-Month USD-LIBOR-BBA	2.064	Monthly	3/21/11	3/21/16	(1,678,079)
	$ 298,317,000							$ 518,078

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 55,628,359	$ –	$ –	$ 55,628,359
$25 Par (or similar) Retail Preferred	639,917,446	61,326,493	–	701,243,939
Corporate Bonds	–	103,352,042	–	103,352,042
$1,000 Par (or similar) Institutional Preferred	–	539,586,010	–	539,586,010
Investment Companies	10,626,350	–	–	10,626,350
Short-Term Investments:
Repurchase Agreements	–	19,423,224	–	19,423,224
Investments in Derivatives:				–
Interest Rate Swaps*	–	518,078	–	518,078
Total	$ 706,172,155	$ 724,205,847	$ –	$ 1,430,378,002
*Represents net unrealized appreciation (depreciation).
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of October 31, 2014, the cost of investments (excluding investments in derivatives) was $1,367,424,831.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation				$ 76,470,193
Depreciation				(14,035,100)
Net unrealized appreciation (depreciation) of investments				$ 62,435,093

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)				All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)				Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $6,705,000.
(3)				Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)				Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(7)				For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.
(8)				Perpetual security. Maturity date is not applicable.
(9)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $894,490,664 have been pledged as collateral for Borrowings.

(10)				Borrowings as a percentage of Total Investments is 28.1%.
(11)				Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(12)				Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
N/A				Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT				Real Estate Investment Trust.
USD-LIBOR-BBA				United States Dollar – London Inter-Bank Offered Rate – British Bankers’ Association.
WI/DD				Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred Income Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2014